Shareholders' Equity (Schedule Of Equity-Based Compensation Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Total stock-based compensation expense	$ 3,345	[1]	$ 3,822	[1]	$ 5,460	[1]
Cost Of Revenues [Member]
Total stock-based compensation expense	215		181		197
Research And Development [Member]
Total stock-based compensation expense	1,625		1,009		1,638
Selling And Marketing [Member]
Total stock-based compensation expense	674		1,334		1,975
General And Administrative [Member]
Total stock-based compensation expense	831		1,298		1,650
Restricted Stock Units (RSUs) [Member]
Total stock-based compensation expense	769
Restricted Stock Units (RSUs) [Member] | Research And Development [Member]
Total stock-based compensation expense	$ 2,086		$ 674		$ 473

[1]	Including $ 473, $ 674 and $ 2,086 compensation expenses related to RSUs for the year ended December 31, 2012, 2013 and 2014, respectively.